NOTES PAYABLE, NET (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total Principal Outstanding	$ 10,267	$ 12,866
Senior Unsecured Note		2,000,000
Paycheck Protection Program	485,760
Unamortized Deferred Debt Discount		(26,722)	$ (106,886)
Unamortized Deferred Debt Issuance Costs		(9,866)	(39,466)	$ (168,345)
Notes Payable, Net	496,027	1,976,278	1,853,648
Notes Payable, current portion, net of discount, issuance costs and current portion	5,635	5,341
Notes Payable, net of discounts and current portion	490,392	1,970,937	1,853,649
Total	496,027	1,976,278	1,853,648	$ 2,375,720
Vehicle [Member]
Short-term Debt [Line Items]
Total Principal Outstanding	$ 496,027	$ 2,012,866
Senior Unsecured Note [Member]
Short-term Debt [Line Items]
Total Principal Outstanding			$ 2,000,000